Revolving Credit and Security Agreement	12 Months Ended
Dec. 31, 2012
Revolving Credit and Security Agreement [Abstract]
REVOLVING CREDIT AND SECURITY AGREEMENT

NOTE J – REVOLVING CREDIT AND SECURITY AGREEMENT

On March 26, 2012, the Parent Company, NeoGenomics Laboratories (together with the Parent Company, the “Borrower”), and CapitalSource Finance LLC (“Capital Source”) entered into a First Amendment (the “Amendment”) to the Amended and Restated Revolving Credit and Security Agreement, dated April 26, 2010 (the “Amended and Restated Credit Agreement” or the “Credit Facility”). The Amended and Restated Credit Agreement amended and restated the original Revolving Credit and Security Agreement dated February 1, 2008, as amended, by and among the Parent Company, Borrower and CapitalSource (the “Original Credit Agreement”). The terms of the Amendment and the Amended and Restated Credit Agreement are substantially similar except that the Amendment, among other things:

I.)	Increased the maximum principal amount of the revolving credit facility (the “Facility Cap”) to $8.0 million from $5.0 million; provided, that the Borrower may request to increase the Facility Cap twice during the term of the Amended and Restated Credit Agreement in increments of $1.0 million to a maximum of $10,000,000;

II.)	Extended the term of the Amended and Restated Credit Agreement to March 26, 2015;

III.)	Revised the definition of “Minimum Termination Fee” to be:

a.	2.5% of the Facility Cap if the Revolver Termination (as defined in the Agreement) is at any time before March 26, 2013;

b.	1.5% of the Facility Cap if the Revolver Termination is after March 26, 2013 but before March 26, 2014;

c.	0.5% of the Facility Cap if the Revolver Termination is on or after March 26, 2014; and

d.	That there shall be no Minimum Termination Fee if the Revolver Termination occurs within five (5) days of the end of the term.

IV.)	Modified the definition of “Permitted Indebtedness” and “Fixed Charge Coverage Ratio”; and

V.)	Amended Section 3.1 of the Amended and Restated Credit Agreement by deleting “the LIBOR shall be not less than 2.0%” and replacing it with “the LIBOR shall be not less than 1.0%”.

We paid Capital Source a commitment fee of $80,000 in connection with the Amendment.

On July 27, 2012 the Facility Cap was increased from $8.0 million to $9.0 million.

Interest on outstanding advances under the Credit Facility is payable monthly in arrears on the first day of each calendar month at an effective rate of interest of 5.25%.

This credit agreement may limit our ability to issue dividends in the future.

On December 31, 2012 the available credit under the Credit Facility was approximately $0.5 million and the outstanding borrowing was approximately $8.5 million after netting compensating cash on hand.